Treasury shares (Tables)	6 Months Ended
Jun. 30, 2026
Treasury shares.
Schedule of treasury shares

	Number of shares		Cost of shares
	30 June	30 June	30 June	30 June
	2026	2025	2026	2025
	‘000	‘000	US$’000	US$’000
At beginning of the financial period	7,939	7,743	50,372	48,387
Purchases of treasury shares	—	317	—	2,739
Share options exercised	(472)	(121)	(2,995)	(754)
At end of the financial period	7,467	7,939	47,377	50,372